Fair Value, Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in Level 3 assets measured at fair value on a recurring basis [Roll Forward]
Unrealized gain	$ 45,000
Gain included in comprehensive income due to call	44,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Corporate Bonds Available for Sale [Member]
Changes in Level 3 assets measured at fair value on a recurring basis [Roll Forward]
Balance, beginning of period	255,000	$ 451,000
Total realized gain (losses) included in income	0	0
Total unrealized gain (losses) included in other comprehensive income	45,000	54,000
Net purchases, sales, calls and maturities	0	(250,000)
Net transfers in/out of Level 3	0	0
Balance, end of period	$ 300,000	$ 255,000